Baird Small/Mid Cap Value Fund
Schedule of Investments, March 31, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Air Freight & Logistics
Air Transport Services Group, Inc. (1)	19,403	$567,732	2.0%
Automobiles
Thor Industries, Inc.	3,033	408,666	1.4%
Banks
Peoples Bancorp, Inc.	16,147	535,596	1.9%
TCF Financial Corp.	9,190	426,967	1.5%
		962,563	3.4%
Chemicals
Avient Corp.	11,235	531,079	1.9%
Element Solutions, Inc.	20,959	383,340	1.4%
		914,419	3.3%
Commercial Services & Supplies
ACCO Brands Corp.	51,679	436,171	1.5%
Communications Equipment
Ciena Corp. (1)	6,954	380,523	1.3%
F5 Networks, Inc. (1)	3,018	629,615	2.2%
		1,010,138	3.5%
Diversified Consumer Services
OneSpaWorld Holdings Ltd. (1)(2)	44,122	469,899	1.7%
Electrical Equipment
nVent Electric PLC	15,397	429,730	1.5%
Energy Equipment & Services
Select Energy Services, Inc. (1)	38,871	193,578	0.7%
Solaris Oilfield Infrastructure, Inc. - Class A	25,021	307,007	1.1%
		500,585	1.8%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	7,489	504,085	1.8%
EastGroup Properties, Inc.	2,571	368,373	1.3%
Gaming and Leisure Properties, Inc.	12,473	529,229	1.9%
Host Hotels & Resorts, Inc.	14,731	248,217	0.9%
National Retail Properties, Inc.	12,364	544,882	1.9%
RLJ Lodging Trust	31,362	485,484	1.7%
		2,680,270	9.5%
Food Products
Nomad Foods Ltd. (1)(2)	21,426	588,358	2.1%
Health Care Providers & Services
DaVita, Inc. (1)	4,491	483,995	1.7%
Laboratory Corp. of America Holdings (1)	3,482	888,015	3.1%
		1,372,010	4.8%
Household Durables
Helen of Troy Ltd. (1)	1,279	269,434	1.0%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC (2)	22,316	817,435	2.9%
Insurance
American Financial Group, Inc.	6,619	755,227	2.7%
Argo Group International Holdings Ltd.	10,490	527,857	1.9%
Fidelity National Financial, Inc.	14,590	593,229	2.1%
Old Republic International Corp.	27,543	601,539	2.1%
		2,477,852	8.8%
Machinery
Shyft Group, Inc.	21,269	791,207	2.8%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	12,826	397,606	1.4%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	42,128	667,308	2.4%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	29,796	559,569	2.0%
Diamondback Energy, Inc.	3,274	240,606	0.8%
		800,175	2.8%
Professional Services
Acacia Research Corp. (1)	36,409	242,120	0.9%
CACI International, Inc. (1)	1,803	444,728	1.6%
Leidos Holdings, Inc.	4,181	402,547	1.4%
Science Applications International Corp.	6,519	544,923	1.9%
		1,634,318	5.8%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	11,727	563,951	2.0%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. - ADR (2)	10,520	624,783	2.2%
Software
Cerence, Inc. (1)	3,976	356,170	1.3%
j2 Global, Inc. (1)	6,730	806,658	2.8%
		1,162,828	4.1%
Specialty Retail
Arko Corp. (1)	81,987	814,952	2.9%
OneWater Marine, Inc. (1)	10,439	417,142	1.5%
Tractor Supply Co.	3,219	570,021	2.0%
Williams-Sonoma, Inc.	4,001	716,979	2.5%
		2,519,094	8.9%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	72,087	690,593	2.4%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	15,858	745,485	2.6%
Essent Group Ltd.	13,500	641,115	2.3%
Merchants Bancorp	20,706	868,409	3.1%
		2,255,009	8.0%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	36,293	510,643	1.8%
Total Common Stocks		26,522,777	93.8%
(Cost $20,514,361)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (3)	1,572,678	1,572,678	5.6%
Total Short-Term Investment		1,572,678	5.6%
(Cost $1,572,678)
Total Investments		28,095,455	99.4%
(Cost $22,087,039)
Other Assets in Excess of Liabilities		161,411	0.6%
TOTAL NET ASSETS		$28,256,866	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Value Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$26,522,777	$–	$–	$26,522,777
Total Equity	26,522,777	–	–	26,522,777
Short-Term Investment
Money Market Mutual Fund	1,572,678	–	–	1,572,678
Total Short-Term Investment	1,572,678	–	–	1,572,678
Total Investments*	$28,095,455	$–	$–	$28,095,455

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.